CONVERTIBLE LOAN INSTRUMENTS	12 Months Ended
Mar. 31, 2026
Convertible Loan Instruments
CONVERTIBLE LOAN INSTRUMENTS

21. CONVERTIBLE LOAN INSTRUMENTS

On September 24, 2024, we entered into a fixed term unsecured loan agreement with an existing shareholder for $550,000 at an interest rate of 20% per annum to be repaid by June 1, 2026. On October 29, 2025, the loan was converted into 785,714 shares at a price of $0.70 per share.

On October 28, 2024, we entered into a fixed term unsecured loan agreement with an existing shareholder for $250,000 at an interest rate of 20% per annum to be repaid by November 1, 2026. On October 29, 2025, the loan was converted into 357,142 shares at a price of $0.70 per share.

On January 16, 2025, we entered into a fixed term unsecured loan agreement with an existing shareholder for $150,000 at an interest rate of 20% per annum to be repaid by February 1, 2027. On October 29, 2025, the loan was converted into 214,285 shares at a price of $0.70 per share.

The accrued interest liability amounting to $546,136 was converted into 530,163 shares on October 29,2025.